Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, at beginning of period	¥ 2,533,471	¥ 2,542,280
Accumulated impairment losses, at beginning of period	(2,092,137)	(2,092,137)
Goodwill, Net at beginning of period	441,334	450,143
Foreign currency translation adjustments and other	(10,179)	(14,590)
Goodwill, at end of period	2,523,292	2,527,690
Accumulated impairment losses, at end of period	(2,092,137)	(2,092,137)
Goodwill, Net at end of period	¥ 431,155	¥ 435,553